CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Parenthetical) (Details 2) - Syndicated Loan [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Debt Instrument, Face Amount			$ 150
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Debt Instrument, Face Amount			$ 150
Proceeds from Issuance of Long-term Debt	$ 150	$ 150